Debt (Details)							3 Months Ended						12 Months Ended
	Dec. 29, 2025 USD ($)	Aug. 25, 2025 USD ($) days $ / shares	Jul. 11, 2025 USD ($)	Feb. 11, 2025 USD ($)	Jun. 30, 2023 USD ($)	May 25, 2021 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) days $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 22, 2025 $ / shares shares	Aug. 01, 2025	Feb. 29, 2024 USD ($)	Aug. 15, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 20, 2023 USD ($)	Nov. 03, 2022 $ / shares
Debt [Line Items]
Loans bear interest rate															12.00%
Intrinsic conversion value													$ 0
Accrued interest (in Dollars per share) | $ / shares																						$ 300
Repayments of debt													$ 1,920,000
Maturity month													3 months
Shares of common stock issued (in Shares) | shares									25,844				1,232,052	25,844
Outstanding debt									$ 45,921,000				$ 4,202,000	$ 45,921,000
Cash payments percentage													5.00%
Notice Period													61 years
Debt floor price (in Dollars per share) | $ / shares		$ 7.5
Floor Price Per Share (in Dollars per share) | $ / shares																$ 0.111
Share price (in Dollars per share) | $ / shares																$ 0.14
Contingent on full repayment	$ 3,300,000
Promissory notes													$ 200,000
Borrowed amount						$ 1,300,000
Late penalties									100,000				100,000	100,000
PPP loan repayment									800,000				1,400,000	800,000
Total financing obligation			$ 700,000
Aggregate payment for financing obligation													400,000
Insurance expense													400,000
Outstanding balance of financing obligation													$ 300,000
Warrant price (in Dollars per share) | $ / shares													$ 75
Stock price per share (in Dollars per share) | $ / shares													$ 166.5
Repayment of loan with principal outstanding													$ 1,900,000
Tasly Convertible Debt - Related Party at Fair Value [Member]
Debt [Line Items]
Convertible debt aggregate principal amount													$ 2,300,000
Senior Notes [Member]
Debt [Line Items]
Effective interest rate													12.00%
Accrued interest													$ 1,258,000
Repayments of debt													555,000
Issuance of debt													$ 1,350,000
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount												$ 700,000
April - June 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount											$ 400,000
Repayments of debt											$ 100,000
July - September 2024 Senior Notes [Member]
Debt [Line Items]
Effective interest rate										12.00%
Principal amount										$ 700,000
Maturity month										18 months
Repayment of debt										$ 40,000.00
January-March 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount								$ 800,000
April - June 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount							$ 400,000
PIPE Convertible Notes [Member]
Debt [Line Items]
Convertible debt aggregate principal amount				$ 22,200,000
Aggregate purchase price				$ 20,000,000
Percentage of original issue discount				10.00%
Minimum Interest Amount [Member]
Debt [Line Items]
Percentage of outstanding promissory notes accrue interest													24.00%
Four Tranches [Member]
Debt [Line Items]
Principal amount		$ 22,200,000
First Tranche [Member]
Debt [Line Items]
Principal amount		10,000,000
Second Tranche [Member]
Debt [Line Items]
Principal amount		2,200,000
Third Tranche [Member]
Debt [Line Items]
Repayment of debt	$ 5,600,000
Principal amount		5,600,000
Fourth Tranche [Member]
Debt [Line Items]
Principal amount		$ 4,400,000
Ascent PIPE Notes [Member]
Debt [Line Items]
Converted shares (in Shares) | shares													1,625,800
Interest terms percentage		95.00%
Trading day (in days) | days		10											10
Principal payment													$ 1,900,000
Interest rate													300,000
Principal and accrued interest													$ 4,000,000
Converted shares (in Shares) | shares													266,055
Fair value of common stock													$ 4,500,000
Tasly Convertible Debt - Related Party at Fair Value [Member]
Debt [Line Items]
Convertible debt aggregate principal amount									$ 2,200,000					2,200,000
Common Stock [Member]
Debt [Line Items]
Shares of common stock issued (in Shares) | shares													12,000
PIPE Subscription Agreement [Member]
Debt [Line Items]
Principal amount													$ 10,000,000
Converseion price (in Dollars per share) | $ / shares													$ 750
PIPE Subscription Agreement [Member] | PIPE Convertible Notes [Member]
Debt [Line Items]
Principal amount				$ 22,200,000
Aggregate purchase price				$ 20,000,000
Convertible Notes Payable [Member]
Debt [Line Items]
Interest expense													$ 1,200,000	2,100,000
Amortization of debt discount and issuance costs													0	100,000
Outstanding balance													$ 19,600,000
Converted shares (in Shares) | shares													37,356
Conversion price of common stock (in Dollars per share) | $ / shares													$ 37.5
Debt instrument maturity date													Jan. 11, 2027
Aggregate purchase price													$ 9,000,000
Percentage of original issue discount													10.00%
Principal amount of debt													$ 10,000,000
Converseion price (in Dollars per share) | $ / shares													$ 750
Percentage of conversion price													95.00%
Convertible Notes Payable [Member] | January-March 2025 Senior Notes [Member]
Debt [Line Items]
Conversion price of common stock (in Dollars per share) | $ / shares								$ 37.5
Convertible Notes Payable [Member] | April - June 2025 Senior Notes [Member]
Debt [Line Items]
Effective interest rate							12.00%
Conversion price of common stock (in Dollars per share) | $ / shares							$ 37.5
Convertible Notes Payable [Member] | PIPE Subscription Agreement [Member]
Debt [Line Items]
Trading day (in days) | days													10
Convertible Debt [Member]
Debt [Line Items]
Outstanding balance													$ 21,700,000
Conversion price of common stock (in Dollars per share) | $ / shares													$ 525
Repayments of debt													$ 200,000
Shares of common stock issued (in Shares) | shares													73,896
Remaining repayments of debt													$ 2,900,000
Convertible promissory note													$ 2,500,000
Convertible Debt [Member] | Common Stock [Member]
Debt [Line Items]
Shares of common stock issued (in Shares) | shares													73,896
Tasly Convertible Debt - Related Party at Fair Value [Member]
Debt [Line Items]
Maximum borrowing capacity short-term loan agreement					$ 1,600,000
Short-term loan agreement																		$ 20,000.00	$ 300,000	$ 1,000,000	$ 300,000
Loans bear interest rate					12.00%
Debt instrument maturity date					Dec. 31, 2023
Accrued interest													$ 700,000	300,000
Senior Unsecured Promissory Notes [Member]
Debt [Line Items]
Conversion price of common stock (in Dollars per share) | $ / shares													$ 144
Senior Convertible Note [Member] | July - September 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount										$ 300,000
Senior Convertible Note [Member] | Common Stock [Member]
Debt [Line Items]
Shares of common stock issued (in Shares) | shares													9,469
October-December 2024 Senior Notes [Member]
Debt [Line Items]
Effective interest rate									12.00%
Principal amount									$ 1,100,000
Maturity month									18 months
Senior Notes [Member]
Debt [Line Items]
Interest expense														2.1
Senior Notes [Member] | January-March 2025 Senior Notes [Member]
Debt [Line Items]
Effective interest rate								12.00%
Senior Notes [Member] | Common Stock [Member]
Debt [Line Items]
Outstanding debt									$ 25,300,000					25,300,000
Senior Secured Convertible Notes [Member]
Debt [Line Items]
Outstanding balance													$ 2,800,000
Conversion price of common stock (in Dollars per share) | $ / shares													$ 166.5
Shares of common stock issued (in Shares) | shares													68,585
Senior Convertible Bridge [Member]
Debt [Line Items]
Outstanding balance													$ 3,100,000
Conversion price of common stock (in Dollars per share) | $ / shares													$ 300
Converted shares (in Shares) | shares													17,261
Senior Notes [Member]
Debt [Line Items]
Interest expense													$ 1,300,000
Loans Payable [Member]
Debt [Line Items]
Effective interest rate													10.00%
Increase in interest													10.00%
Loans payable													$ 7,900,000
Accrued and unpaid interest on the promissory notes													$ 700,000
Promissory Notes [Member]
Debt [Line Items]
Loans bear interest rate													0.00%
Outstanding debt													$ 400,000
Accrued and unpaid interest on the promissory notes													100,000	100,000
Borrowed amount															$ 400,000
Issuance of debt													100,000
Carrying value of the promissory notes									900,000				1,000,000	900,000
Paycheck Protection Program [Member]
Debt [Line Items]
Interest terms percentage						1.00%
Related Party [Member]
Debt [Line Items]
Outstanding balance									13,300,000				0	13,300,000
Convertible promissory note									25,056,000				4,160,000	25,056,000
Related Party [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding debt									0					0
Related Party [Member] | Promissory Notes [Member]
Debt [Line Items]
Outstanding debt									900,000					900,000
Nonrelated Party [Member]
Debt [Line Items]
Convertible debt aggregate principal amount													$ 100,000
Nonrelated Party [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding debt									$ 15,800,000					$ 15,800,000
Common Stock [Member]
Debt [Line Items]
Beneficial ownership percentage													4.99%
Shares issued (in Shares) | shares																182,000
Minimum [Member]
Debt [Line Items]
Percentage of outstanding promissory notes accrue interest													5.00%
Interest during period	33.30%
Minimum [Member] | Beneficial Ownership Limitation [Member]
Debt [Line Items]
Increased in beneficial ownership limitation													9.99%
Minimum [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Effective interest rate													12.54%	12.54%
Interest terms percentage									0.00%				0.00%	0.00%
Minimum [Member] | Loans Payable [Member]
Debt [Line Items]
Effective interest rate													10.00%
Maximum [Member]
Debt [Line Items]
Percentage of outstanding promissory notes accrue interest													12.00%
Interest during period	50.00%
Maximum [Member] | Beneficial Ownership Limitation [Member]
Debt [Line Items]
Increased in beneficial ownership limitation																	9.99%
Maximum [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Effective interest rate													53.28%	53.28%
Interest terms percentage									12.15%				12.15%	12.15%